Commitments and contingencies: Additional information (Details) $ in Thousands				1 Months Ended		12 Months Ended
	Aug. 21, 2019 MXN ($)	May 21, 2015 MXN ($)	May 21, 2015 USD ($)	Sep. 30, 2023 MXN ($)	Feb. 29, 2012 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2025 USD ($)	Oct. 16, 2025 MXN ($)
Commitments and contingencies:
Contingent rents recognised as expense		$ 526	$ 29,200
Leasing						$ 6,717	$ 6,206
Contractual capital commitments						$ 19,095,900
Percentage of amortization of concessionaries per year					15.00%	15.00%
Legal proceedings provision						$ 73,000
Estimated financial effect	$ 73,000
Period that Amparo proceedings will resolve	2 years
JFKT8 | Construction and installlation improvements
Commitments and contingencies:
Contractual capital commitments								$ 104,000,000
JFKT8 | Concession area improvements
Commitments and contingencies:
Contractual capital commitments								18,500,000
JFKT8 | Other improvements
Commitments and contingencies:
Contractual capital commitments								2,500,000
JFK T1 | Concession area improvements
Commitments and contingencies:
Contractual capital commitments								10,000,000
Los Angeles International Airport | Construction and installlation improvements
Commitments and contingencies:
Contractual capital commitments								$ 11,100,000
Aeropuerto de Cancun, S. A. de C. V.
Commitments and contingencies:
Estimated financial effect					$ 865,000
Aeropuerto de Cancun, S. A. de C. V. | Legal proceedings contingent liability
Commitments and contingencies:
Legal proceedings provision									$ 99,800
Profit distribution				$ 99,800